                           FULBRIGHT & JAWORSKI L.L.P.
                   A Registered Limited Liability Partnership
                          666 Fifth Avenue, 31st Floor
                          New York, New York 10103-3198
                                www.fulbright.com

MGRIVERA@FULBRIGHT.COM                     TELEPHONE:           (212) 318-3000
DIRECT DIAL:  (212) 318-3296               FACSIMILE:           (212) 318-3400

                                 January 4, 2007

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      G-III Apparel Group, Ltd.
                  Registration Statement on Form S-3
                  ----------------------------------

Ladies and Gentlemen:

         On behalf of our client, G-III Apparel Group, Ltd., a Delaware corporation (the "Company"), attached is the Company's Registration Statement on
Form S-3, filed in connection with a proposed public offering of common stock, par value $0.01 per share, of the Company, by the Company and a group of selling stockholders. The required filing fee has been paid by wire transfer to the
Securities and Exchange Commission's account at Mellon Bank.

         If you have any questions or need any further assistance in connection with this filing, please call Neil Gold at (212) 318-3022 or the undersigned at
(212) 318-3296.

                                                          Very truly yours,

                                                          /s/ Manuel G.R. Rivera

                                                          Manuel G.R. Rivera

MGRR/af
Attachments

cc:      Neal Nackman
         Neil Gold, Esq.